UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  666 5th Avenue, 35th Floor
          New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, November 14, 2008

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   39
                                                ---------------

Form 13F Information Table Value Total:             $327,119
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS      CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----      -----     --------  -------    ---   ----  ----------   --------   ----    ------   ----
ACURA PHARMACEUTICALS INC        COM NEW    00509L703     141      20,000  S/H          OTHER       1           -       20,000   -
ALNYLAM PHARMACEUTICALS INC        COM      02043Q107     229       7,900  S/H          OTHER       1           -        7,900   -
ASPENBIO PHARMA INC                COM      045346103     624     100,000  S/H          OTHER       1           -      100,000   -
ATHERSYS INC                       COM      04744L106   2,616   1,503,733  S/H          OTHER       1           -    1,503,733   -
ATS MED INC                        COM      002083103   8,025   2,776,705  S/H          OTHER       1           -    2,776,705   -
BIOGEN IDEC INC                    COM      09062X103  20,606     409,739  S/H          OTHER       1           -      409,739   -
BIOMARIN PHARMACEUTICAL INC        COM      09061G101  22,904     864,640  S/H          OTHER       1           -      864,640   -
CADENCE PHARMACEUTICALS INC        COM      12738T100   3,206     361,000  S/H          OTHER       1           -      361,000   -
COLUMBIA LABS INC                  COM      197779101     197      75,000  S/H          OTHER       1           -       75,000   -
COVENTRY HEALTH CARE INC           COM      222862104  12,981     398,800  S/H          OTHER       1           -      398,800   -
CYTORI THERAPEUTICS INC            COM      23283K105     370      70,000  S/H          OTHER       1           -       70,000   -
DYAX CORP                          COM      26746E103   5,967   1,356,232  S/H          OTHER       1           -    1,356,232   -
ELECTRO OPTICAL SCIENCES INC       COM      285192100     870     166,756  S/H          OTHER       1           -      166,756   -
EMAGEON INC                        COM      29076V109   5,561   2,562,704  S/H          OTHER       1           -    2,562,704   -
GENENTECH INC                    COM NEW    368710406  17,839     201,157  S/H          OTHER       1           -      201,157   -
GILEAD SCIENCES INC                COM      375558103  11,408     250,000  S/H          OTHER       1           -      250,000   -
GTX INC DEL                        COM      40052B108   1,427      75,000  S/H          OTHER       1           -       75,000   -
HANSEN MEDICAL INC                 COM      411307101   3,642     270,972  S/H          OTHER       1           -      270,972   -
HEALTH NET INC                     COM      42222G108  49,180   2,083,898  S/H          OTHER       1           -    2,083,898   -
HEALTHSOUTH CORP                 COM NEW    421924309      55       3,000  S/H          OTHER       1           -        3,000   -
HUMANA INC                         COM      444859102   5,944     144,262  S/H          OTHER       1           -      144,262   -
MAKO SURGICAL CORP                 COM      560879108   1,363     188,000  S/H          OTHER       1           -      188,000   -
MEDICINES CO                       COM      584688105   1,714      73,800  S/H          OTHER       1           -       73,800   -
MYLAN INC                          COM      628530107   2,363     206,877  S/H          OTHER       1           -      206,877   -
NIGHTHAWK RADIOLOGY HLDGS INC      COM      65411N105   3,779     523,401  S/H          OTHER       1           -      523,401   -
NORTHSTAR NEUROSCIENCE INC         COM      66704V101   2,140   1,380,597  S/H          OTHER       1           -    1,380,597   -
NOVACEA INC                        COM      66987B103   2,903   1,988,136  S/H          OTHER       1           -    1,988,136   -
ORCHID CELLMARK INC                COM      68573C107   8,954   3,108,994  S/H          OTHER       1           -    3,108,994   -
QUESTCOR PHARMACEUTICALS INC       COM      74835Y101   8,744   1,189,600  S/H          OTHER       1           -    1,189,600   -
RURAL / METRO CORP                 COM      781748108   9,453   3,721,647  S/H          OTHER       1           -    3,721,647   -
SANGAMO BIOSCIENCES INC            COM      800677106     193      25,000  S/H          OTHER       1           -       25,000   -
STEREOTAXIS INC                    COM      85916J102      15       2,500  S/H          OTHER       1           -        2,500   -
TRIMERIS INC                       COM      896263100   5,226   1,329,792  S/H          OTHER       1           -    1,329,792   -
TRIPLE-S MGMT CORP                CL B      896749108  46,132   2,831,925  S/H          OTHER       1           -    2,831,925   -
UNITED THERAPEUTICS CORP DEL       COM      91307C102   4,420      42,025  S/H          OTHER       1           -       42,025   -
UNITEDHEALTH GROUP INC             COM      91324P102  13,662     538,100  S/H          OTHER       1           -      538,100   -
WELLPOINT INC                      COM      94973V107  40,737     871,000  S/H          OTHER       1           -      871,000   -
XTL BIOPHARMACEUTICALS LTD    SPONSORED ADR 98386D109     103      29,000  S/H          OTHER       1           -       29,000   -
YM BIOSCIENCES INC                 COM      984238105   1,426   3,241,757  S/H          OTHER       1           -    3,241,757   -